Supplement to the
Fidelity Freedom® Index Funds
Institutional Premium Class
May 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

Finola McGuire Foley serves as co-manager of the funds.

The following information supplements information for each fund found in the "Management Contracts" section.

Finola McGuire Foley is co-manager of each Fidelity Freedom® Index Fund and receives compensation for her services to these funds. As of June 30, 2018, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. For the three- and five-year periods, the bonus takes into account the portfolio manager’s performance in terms of her management of investment risk at the Freedom Index Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Foley as of June 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	13	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$32,546	$8,524	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom® Index Income Fund ($311 (in millions) assets managed), Fidelity Freedom® Index 2005 Fund ($114 (in millions) assets managed), Fidelity Freedom® Index 2010 Fund ($563 (in millions) assets managed), Fidelity Freedom® Index 2015 Fund ($1,248 (in millions) assets managed), Fidelity Freedom® Index 2020 Fund ($4,079 (in millions) assets managed), Fidelity Freedom® Index 2025 Fund ($3,928 (in millions) assets managed), Fidelity Freedom® Index 2030 Fund ($4,796 (in millions) assets managed), Fidelity Freedom® Index 2035 Fund ($3,186 (in millions) assets managed), Fidelity Freedom® Index 2040 Fund ($3,385 (in millions) assets managed), Fidelity Freedom® Index 2045 Fund ($2,096 (in millions) assets managed), Fidelity Freedom® Index 2050 Fund ($1,917 (in millions) assets managed), Fidelity Freedom® Index 2055 Fund ($732 (in millions) assets managed), and Fidelity Freedom® Index 2060 Fund ($184 (in millions) assets managed).

As of June 30, 2018, the dollar range of shares of Fidelity Freedom® Index Income Fund beneficially owned by Mr. Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2005 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2010 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2015 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2020 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2025 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2030 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2035 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2040 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2045 Fund beneficially owned by Ms. Foley was $1 - $10,000, the dollar range of shares of Fidelity Freedom® Index 2050 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2055 Fund beneficially owned by Ms. Foley was none, and the dollar range of shares of Fidelity Freedom® Index 2060 Fund beneficially owned by Ms. Foley was none.

FRX-CWB-18-01 1.9866977.103	August 10, 2018

Supplement to the
Fidelity Freedom® Index Funds
Investor Class
May 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

Finola McGuire Foley serves as co-manager of the funds.

The following information supplements information for each fund found in the "Management Contracts" section.

Finola McGuire Foley is co-manager of each Fidelity Freedom® Index Fund and receives compensation for her services to these funds. As of June 30, 2018, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. For the three- and five-year periods, the bonus takes into account the portfolio manager’s performance in terms of her management of investment risk at the Freedom Index Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Foley as of June 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	13	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$32,546	$8,524	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Freedom® Index Income Fund ($311 (in millions) assets managed), Fidelity Freedom® Index 2005 Fund ($114 (in millions) assets managed), Fidelity Freedom® Index 2010 Fund ($563 (in millions) assets managed), Fidelity Freedom® Index 2015 Fund ($1,248 (in millions) assets managed), Fidelity Freedom® Index 2020 Fund ($4,079 (in millions) assets managed), Fidelity Freedom® Index 2025 Fund ($3,928 (in millions) assets managed), Fidelity Freedom® Index 2030 Fund ($4,796 (in millions) assets managed), Fidelity Freedom® Index 2035 Fund ($3,186 (in millions) assets managed), Fidelity Freedom® Index 2040 Fund ($3,385 (in millions) assets managed), Fidelity Freedom® Index 2045 Fund ($2,096 (in millions) assets managed), Fidelity Freedom® Index 2050 Fund ($1,917 (in millions) assets managed), Fidelity Freedom® Index 2055 Fund ($732 (in millions) assets managed), and Fidelity Freedom® Index 2060 Fund ($184 (in millions) assets managed).

As of June 30, 2018, the dollar range of shares of Fidelity Freedom® Index Income Fund beneficially owned by Mr. Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2005 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2010 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2015 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2020 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2025 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2030 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2035 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2040 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2045 Fund beneficially owned by Ms. Foley was $1 - $10,000, the dollar range of shares of Fidelity Freedom® Index 2050 Fund beneficially owned by Ms. Foley was none, the dollar range of shares of Fidelity Freedom® Index 2055 Fund beneficially owned by Ms. Foley was none, and the dollar range of shares of Fidelity Freedom® Index 2060 Fund beneficially owned by Ms. Foley was none.

FRXB-18-01 1.923244.109	August 10, 2018